Share-Based Compensation (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation
Granted	0	0	0
Unrecognized compensation costs	¥ 14,019
Compensation expense	¥ 19,931	¥ 81,601	¥ 103,449
2015 Plan
Share-Based Compensation
Unrecognized compensation expense, recognition period	10 months 20 days
Restricted share units | 2015 Plan
Share-Based Compensation
Granted	129,000
Restricted share units | Minimum | 2022 Plan | Scenario immediate vesting after grant date
Share-Based Compensation
Vesting period	3 months
Restricted share units | Maximum | 2022 Plan | Scenario immediate vesting after grant date
Share-Based Compensation
Vesting period	4 years
Management and employees | Restricted share units | 2022 Plan
Share-Based Compensation
Granted	129,000